Non-controlling Interests (Details Narrative) - Non controlling Interests Member - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2023	Jan. 31, 2022
Statement [Line Items]
Gross proceed		$ 186,147
Ownership interest		8.86%	0.00%
Shares warrant, purchase		96,667
Common stock, shares Issued	3,500,000	193,333
Liability classified warrant		$ 25,709
Fair value of common stock	$ 2,961,833